Earnings / (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings / (Loss) per Share [Abstract]
Earnings Per Share, Basic and Diluted
	2021		2020
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income / (loss) from continuing operations	$(5,900)	$(5,900)	$4,633	$4,633
plus gain from repurchase of preferred shares	-	-	1,500	1,500
Net income / (loss) available to common stockholders from continuing operations	(5,900)	(5,900)	6,133	6,133

Net income from discontinued operations	400	400	1,303	1,303

Total net income / (loss) available to common stockholders	(5,500)	(5,500)	7,436	7,436

Weighted average number of common shares outstanding	5,019,981	5,019,981	4,805,969	4,805,969
Effect of dilutive shares	-	-	-	110,839
Total shares outstanding	5,019,981	5,019,981	4,805,969	4,916,808

Earnings / (Loss) per common share, continuing operations	$(1.18)	$(1.18)	$1.28	$1.25

Earnings per common share, discontinued operations	$0.08	$0.08	$0.27	$0.26

Earnings / (Loss) per common share, total	$(1.10)	$(1.10)	$1.55	$1.51